Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Balance at beginning of the period	$ (5,582)	$ (6,298)	$ (4,776)
Deferred tax provision for the period	(363)	497	(1,763)
Change in the statutory rate	(66)	63
Acquisition of subsidiaries, see Note 4	57	(413)	(563)
Venezuela effect			261
Effects in equity:
Unrealized (gain) on derivative financial instruments	(373)	(21)	(160)
Cumulative translation adjustment	(230)	31	221
Remeasurements of the net defined benefit liability	(192)	152	(61)
Inflation adjustment	88	20	543
Philippines disposal		387
Balance at end of the period	$ (6,661)	$ (5,582)	$ (6,298)